Cost of sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales.
Cost of transportation (B2B)	$ 16,749,253	$ 10,654,177	$ 14,185,568
Cost of transportation for B2C	3,059,242	2,913,963	4,555,709
Cost of sales	$ 19,808,495	$ 13,568,140	$ 18,741,277